Note 4 - Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	June 30,	December 31,
	2015	2014

Office and computer equipment	$406,272	$209,575
Leasehold improvements	1,998,814	665,961
Software developed	648,871	564,560
	3,053,957	1,440,096
Accumulated depreciation	(581,128)	(305,644)
	2,472,829	1,134,452
Assets in progress	218,213	-
	$2,691,042	$1,134,452

	December 31,	December 31,
	2014	2013

Office and computer equipment	$209,575	$28,817
Leasehold improvements	665,961	-
Software developed	564,560	379,415
	1,440,096	408,232
Accumulated depreciation and amortization	(305,644)	(117,047)
	1,134,452	291,185
Assets in progress	-	109,082
	$1,134,452	$400,267